Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 254.8	$ 394.2
Possible decrease in risk variable, impact on pre-tax earnings	(254.8)	(394.2)
Currency risk | CCS contracts (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(264.6)	(402.3)
Possible decrease in risk variable, impact on pre-tax earnings	264.6	402.3
Currency risk | Foreign exchange contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(2.0)	(9.4)
Possible decrease in risk variable, impact on pre-tax earnings	$ 2.0	$ 9.4